Goodwill and other intangible assets - Summary of Carrying Amount of Other Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	$ 4,507
Amortization charge for the year	(1,077)	$ (1,015)
Impairment losses	6	2
Balance at end of period	4,687	4,507
Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,318
Balance at end of period	1,483	1,318
Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	338
Balance at end of period	356	338
Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,228
Balance at end of period	1,096	1,228
Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	731
Balance at end of period	606	731
In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	892
Balance at end of period	1,146	892
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	10,935	10,147
Additions	1,230	992
Acquisitions through business combination	16
Dispositions	(4)	(10)
Impairment losses	(8)	(14)
Currency translations	65	(106)
Other changes	(4)	(74)
Balance at end of period	12,230	10,935
Gross carrying amount [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	5,143	4,435
Additions	40	26
Transfers	798	692
Dispositions	(1)
Impairment losses	(1)	(2)
Currency translations	16	(22)
Other changes	(11)	14
Balance at end of period	5,984	5,143
Gross carrying amount [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,432	1,389
Additions	79	70
Transfers	51	60
Dispositions	(1)	(8)
Impairment losses		(12)
Currency translations	11	(16)
Other changes	10	(51)
Balance at end of period	1,582	1,432
Gross carrying amount [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,715	1,784
Currency translations	35	(69)
Balance at end of period	1,750	1,715
Gross carrying amount [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,753	1,761
Acquisitions through business combination	16
Currency translations	(1)	6
Other changes		(14)
Balance at end of period	1,768	1,753
Gross carrying amount [member] | In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	892	778
Additions	1,111	896
Transfers	(849)	(752)
Dispositions	(2)	(2)
Impairment losses	(7)
Currency translations	4	(5)
Other changes	(3)	(23)
Balance at end of period	1,146	892
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(6,428)	(5,499)
Amortization charge for the year	(1,077)	(1,015)
Dispositions	2	7
Currency translations	(29)	32
Other changes	(11)	47
Balance at end of period	(7,543)	(6,428)
Accumulated amortization [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(3,825)	(3,223)
Amortization charge for the year	(669)	(595)
Dispositions	1
Currency translations	(11)	15
Other changes	3	(22)
Balance at end of period	(4,501)	(3,825)
Accumulated amortization [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(1,094)	(1,054)
Amortization charge for the year	(112)	(111)
Dispositions	1	7
Currency translations	(7)	10
Other changes	(14)	54
Balance at end of period	(1,226)	(1,094)
Accumulated amortization [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(487)	(348)
Amortization charge for the year	(153)	(156)
Currency translations	(14)	17
Balance at end of period	(654)	(487)
Accumulated amortization [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(1,022)	(874)
Amortization charge for the year	(143)	(153)
Currency translations	3	(10)
Other changes		15
Balance at end of period	$ (1,162)	$ (1,022)